Segment, Geographic and Customer Concentration Information - Summary of segment operating results and reconciliations (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Revenue:
Revenues	$ 11,519	$ 6,803	$ 12,602	$ 11,692
Depreciation and amortization	1,929	1,712	2,316	1,494
Operating profit (loss)	(56,481)	(44,968)	(62,615)	(64,229)
Other significant items:
Segment assets	191,453	72,655	51,864	28,202
Inventory	2,921	4,742	4,002	2,926
External Customers [Member]
Revenue:
Revenues	11,519	6,803	12,602	11,692
Internal Customers [Member]
Revenue:
Revenues	0	0	0	0
Operating Segments [Member]
Revenue:
Revenues	14,702	8,987	15,551	15,079
Depreciation and amortization	1,929	1,712	2,316	1,494
Operating profit (loss)	(56,481)	(44,968)	(62,615)	(64,229)
Other significant items:
Segment assets	194,757	75,434	54,389	30,813
Inventory	2,921	4,742	4,002	2,926
Operating Segments [Member] | External Customers [Member]
Revenue:
Revenues	11,519	6,803	12,602	11,692
Operating Segments [Member] | Internal Customers [Member]
Revenue:
Revenues	3,183	2,184	2,949	3,387
Intersegment Eliminations [Member]
Revenue:
Revenues	(3,183)	(2,184)	(2,949)	(3,387)
Depreciation and amortization	0	0	0	0
Operating profit (loss)	0	0	0	0
Other significant items:
Segment assets	(3,304)	(2,779)	(2,525)	(2,611)
Inventory	0	0	0	0
Intersegment Eliminations [Member] | External Customers [Member]
Revenue:
Revenues	0	0	0	0
Intersegment Eliminations [Member] | Internal Customers [Member]
Revenue:
Revenues	(3,183)	(2,184)	(2,949)	(3,387)
Other Component Sales [Member] | Operating Segments [Member]
Revenue:
Revenues	4,476	4,614	5,885	7,843
Depreciation and amortization	104	135	181	159
Operating profit (loss)	192	267	259	(384)
Other significant items:
Segment assets	2,979	2,315	2,218	4,244
Inventory	9	0	0	0
Other Component Sales [Member] | Operating Segments [Member] | External Customers [Member]
Revenue:
Revenues	1,932	2,430	2,936	4,456
Other Component Sales [Member] | Operating Segments [Member] | Internal Customers [Member]
Revenue:
Revenues	2,544	2,184	2,949	3,387
Autonomy Solutions [Member] | Operating Segments [Member]
Revenue:
Revenues	10,226	4,373	9,666	7,236
Depreciation and amortization	1,825	1,577	2,135	1,335
Operating profit (loss)	(56,673)	(45,235)	(62,874)	(63,845)
Other significant items:
Segment assets	191,778	73,119	52,171	26,569
Inventory	2,912	4,742	4,002	2,926
Autonomy Solutions [Member] | Operating Segments [Member] | External Customers [Member]
Revenue:
Revenues	9,587	4,373	9,666	7,236
Autonomy Solutions [Member] | Operating Segments [Member] | Internal Customers [Member]
Revenue:
Revenues	$ 639	$ 0	$ 0	$ 0